LOSS BEFORE TAX (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Depreciation on capitalised Intangible projects	$ 4	$ 79	$ 528
Fiomi [Member] | Foreign Exchange Differences [Member]
Disclosure of detailed information about business combination [line items]
Operating expense			$ 440